Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On April 29, 2013, the Company entered into a new seven-year, $1,350.0 million aggregate principal amount senior secured term loan facility (the "New Term Loan Facility"). Substantially all of the proceeds were used to repay the $1,299.5 million outstanding aggregate principal amount of the Term Loan. The New Term Loan Facility was issued at a price of 99.75%. Borrowings under the New Term Loan Facility bear interest at LIBOR plus a margin ranging from 2.25% to 2.50% with a LIBOR floor of 1.00%. The New Term Loan Facility is subject to 0.25% quarterly amortization of the original principal amount, payable on a quarterly basis commencing with the quarter ending June 30, 2013. Additionally, the New Term Loan Facility is subject to similar requirements as was the Term Loan to make mandatory annual excess cash flow prepayments. Unlike the Term Loan, the New Term Loan Facility does not include a senior secured leverage ratio requirement or a hedging requirement. In connection with this refinancing, the Company expects to record a loss on extinguishment of long-term debt of $10.3 million in the consolidated statement of operations during the second quarter of 2013, primarily related to the write-off of unamortized deferred financing costs.
On May 31, 2013, the Company issued a conditional notice of redemption to the holders of the Senior Secured Notes notifying such holders that, subject to the completion of the Company's proposed initial public offering of its common shares, the Company will use a portion of the net proceeds received from such offering to redeem $175.0 million aggregate principal amount of Senior Secured Notes at a redemption price of 108.000% plus accrued and unpaid interest thereon to the date of redemption.
On June 6, 2013, the Company's Board of Directors and shareholder approved the reclassification of the Company's Class A common shares and Class B common shares into a single class of common shares and a 143.0299613-for-1 stock split. The par value of the common shares was maintained at $0.01 per share. All references to common shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the reclassification and stock split on a retroactive basis.

Subsequent Events
On January 30, 2013, the Company made an optional prepayment of $40.0 million aggregate principal amount of the Term Loan. The prepayment was allocated on a pro rata basis between the extended and non-extended loans. The optional prepayment satisfied the excess cash flow payment provision of the Term Loan with respect to the year ended December 31, 2012.
On March 8, 2013, the Company redeemed $50.0 million aggregate principal amount of Senior Subordinated Notes at a redemption price that was 106.268% of the principal amount redeemed. Cash on hand was used to fund the redemption of $50.0 million aggregate principal amount, $3.1 million of redemption premium and $2.5 million in accrued and unpaid interest. In connection with this redemption, the Company recorded a loss on extinguishment of long-term debt of $3.9 million in the Company's consolidated statement of operations for the three months ended March 31, 2013. This loss represented $3.1 million in redemption premium and $0.8 million for the write-off of a portion of the unamortized deferred financing costs related to the Senior Subordinated Notes.
On April 29, 2013, the Company entered into a new seven-year, $1,350.0 million aggregate principal amount senior secured term loan facility (the "New Term Loan Facility"). Substantially all of the proceeds were used to repay the $1,299.5 million outstanding aggregate principal amount of the Term Loan. The New Term Loan Facility was issued at a price of 99.75%. Borrowings under the New Term Loan Facility bear interest at LIBOR plus a margin ranging from 2.25% to 2.50% with a LIBOR floor of 1.00%. The New Term Loan Facility is subject to 0.25% quarterly amortization of the original principal amount, payable on a quarterly basis commencing with the quarter ending June 30, 2013. Additionally, the New Term Loan Facility is subject to similar requirements as was the Term Loan to make mandatory annual excess cash flow prepayments. Unlike the Term Loan, the New Term Loan Facility does not include a senior secured leverage ratio requirement or a hedging requirement. In connection with this refinancing, the Company expects to record a loss on extinguishment of long-term debt of $10.3 million in the consolidated statement of operations during the second quarter of 2013, primarily related to the write-off of unamortized deferred financing costs.
On May 31, 2013, the Company issued a conditional notice of redemption to the holders of the Senior Secured Notes notifying such holders that, subject to the completion of the Company's proposed initial public offering of its common shares, the Company will use a portion of the net proceeds received from such offering to redeem $175.0 million aggregate principal amount of Senior Secured Notes at a redemption price of 108.000% plus accrued and unpaid interest thereon to the date of redemption.
On June 6, 2013, the Company's Board of Directors and shareholder approved the reclassification of the Company's Class A common shares and Class B common shares into a single class of common shares and a 143.0299613-for-1 stock split. The par value of the common shares was maintained at $0.01 per share. All references to common shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the reclassification and stock split on a retroactive basis.